Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment consist of the following at December 31:

	2012	2011	Useful Life (in years)
Land	$778	$178	—
Buildings and related improvements	4,941	2,215	25
Machinery and equipment	9,674	8,087	3-7
Computer equipment and software	971	724	3-5
Other	479	319	3-7

	16,843	11,523
Less: Accumulated depreciation	(5,118)	(3,714)

	11,725	7,809
Construction-in-progress	742	110

Property and equipment — net	$12,467	$7,919